Fuwei Films (Holdings) Co., Ltd (Parent Company) (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed unaudited Balance Sheet
Condensed unaudited Balance Sheet as of December 31, 2018 and 2017

	2018		2017
	RMB	US$	RMB

Cash and cash equivalents	18	3	125
Other current assets	292,444	42,534	279,546
Investments in subsidiaries	-	-	-

Total assets	292,462	42,537	279,671

Current liabilities	69,560	10,117	67,388
Total shareholders’ equity	222,902	32,420	212,283

Total liabilities and shareholders’ equity	292,462	42,537	279,671

Condensed Unaudited Statements of Operations
 Condensed unaudited Statements of Operations (For the years ended December 31, 2018, 2017 and 2016)

	2018		2017	2016
	RMB	US$	RMB	RMB

Interest income (expenses)	(3)	(-)	(7)	(15)
General and administrative expenses	(1,661)	(242)	(2,399)	(2,662)
Other income	715	104	-	-
Loss before equity in undistributed earnings of subsidiaries	(949)	(138)	(2,406)	(2,677)
Equity in earnings of subsidiaries	(21,223)	(3,086)	(43,597)	(51,806)

Net income	(22,172)	(3,224)	(46,003)	(54,483)

Condensed Unaudited Statement of Cash Flows
Condensed unaudited Statement of Cash Flows (For the year ended December 31, 2018, 2017 and 2016)

	2018		2017	2016
	RMB	US$	RMB	RMB

Cash flow from operating activities
Net income	(22,172)	(3,224)	(46,003)	(54,483)
Adjustment to reconcile net income (loss) to net cash from operating activities:

- Equity in earnings of subsidiaries	21,223	3,087	43,597	51,806
- Foreign exchange gain	-	-	-	-
Changes in operating assets and liabilities:
- Other current assets	-	-	-	-
- Other current liabilities	(814)	(118)	(66)	142

Net cash provided by operating activities	(1,763)	(255)	(2,472)	(2,535)

Cash flow from financing activities

Payments to related parties	(639)	(93)	4,762	2,750
Proceeds from related parties	2,294	334	(2,379)	(10)

Effect of exchange	1	-	(12)	10

Net cash provided by (used in) financing activities	1,656	241	2,371	2,750

Net increase (decrease) in cash	(107)	(15)	(101)	215
Cash:
At beginning of year	125	18	226	11
At end of year	18	3	125	226